Costs and expenses by nature (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Raw materials and consumables used	R$ (94,726,000)	R$ (30,395,000)	R$ (32,036,000)
Wages and salaries	(1,051,125,000)	(647,356,000)	(317,749,000)
Fuel expense	(59,455,000)	(58,115,000)	(24,744,000)
Freight and Tolls	(5,860,000)	(17,181,000)	(2,683,000)
Repairs and maintenance expense	(94,545,000)	(58,022,000)	(24,306,000)
Property tax expense	(23,073,000)	(20,191,000)	(10,099,000)
Rental expense	(929,000)	(11,936,000)	(8,884,000)
Rental of Personal Properties	(542,000)	(19,087,000)	(14,294,000)
Communication expense	(14,352,000)	(6,440,000)	(2,011,000)
Travel expense	(68,249,000)	(33,215,000)	(12,588,000)
Depreciation and amortisation expense	(181,864,000)	(112,029,000)	(60,163,000)
Advertising expense	(17,622,000)	(10,783,000)	(3,399,000)
Services expense	(407,090,000)	(210,471,000)	(89,455,000)
IPO Costs	(120,963,000)
Other expenses	(89,182,000)	(116,545,000)	(41,762,000)
Operating expense excluding cost of sales	(2,229,577,000)	(1,351,766,000)	(644,173,000)
Cost of sales	(2,090,482,000)	(1,337,749,000)	(618,691,000)
Selling, general and administrative expense	(28,385,000)	(26,553,000)	(26,837,000)
Other operating income (expense)	(110,710,000)	12,536,000	1,355,000
Expenses, by nature	R$ (2,229,577,000)	R$ (1,351,766,000)	R$ (644,173,000)